Additional information: condensed financial statements of the Company - Schedule of Condensed Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 162,465	$ 122,930
Short-term Investments	102,847	196,538
Prepayments and other current assets	16,543	10,236
Total current assets	316,583	362,899
Non-current assets:
Total assets	424,687	455,431
Current liabilities:
Accounts payable	24,213	22,629
Contract liabilities and deferred income, current portion	31,988	30,295
Total current liabilities	111,286	108,035
Total liabilities	129,144	111,251
Commitments and contingencies
Shareholders' equity
Common shares	85	84
Treasury shares (32,354,429 shares and 29,711,964 shares as of December 31, 2018 and 2019, respectively)	7	8
Total Xunlei Limited's shareholders' equity	296,878	345,296
Total liabilities and shareholders' equity	424,687	455,431
Xunlei Limited [Member]
Current assets:
Cash and cash equivalents	7,683	47,781
Short-term Investments	102,555	181,894
Due from subsidiaries and consolidated VIEs	277,241	151,491
Prepayments and other current assets	274	170
Total current assets	387,753	381,336
Non-current assets:
Investments in subsidiaries and consolidated VIEs	(79,165)	(26,130)
Total assets	308,588	355,206
Current liabilities:
Accounts payable	55	55
Due to subsidiaries and consolidated VIEs	9,737	7,169
Contract liabilities and deferred income, current portion	1	503
Accrued liabilities and other payables	1,918	2,185
Total current liabilities	11,711	9,912
Total liabilities	11,711	9,912
Shareholders' equity
Common shares	85	84
Treasury shares (32,354,429 shares and 29,711,964 shares as of December 31, 2018 and 2019, respectively)	7	8
Other shareholders' equity	296,785	345,203
Total Xunlei Limited's shareholders' equity	296,877	345,295
Total liabilities and shareholders' equity	$ 308,588	$ 355,207